ASSET RETIREMENT OBLIGATION	12 Months Ended
Dec. 31, 2020
ASSET RETIREMENT OBLIGATION
ASSET RETIREMENT OBLIGATION

7.ASSET RETIREMENT OBLIGATION

The information below details the asset retirement obligation for the years ended December 31, 2020 and 2019 as follows (in thousands):

	December 31,
	2020	2019
Beginning balance at January 1,	$5,759	$6,092
Asset retirement obligation	771	850
Settlement of asset retirement obligation	(1,375)	—
Retirement cost revaluation	(1,235)	(1,486)
Accretion expense	217	303
Ending balance at December 31,	$4,137	$5,759